Shareholder Report, Holdings (Details) - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Jul. 31, 2024
Institutional Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Institutional Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Institutional Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Investor Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Investor Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Administrative Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Administrative Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Administrative Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Administrative Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Participant Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Participant Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Participant Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Participant Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Wealth Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Wealth Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Wealth Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Wealth Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Service Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Service Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Service Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	87.30%